EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Schedule of amounts recognized in the consolidated balance sheets

	As of December 31,
	2023	2024
Salary and welfare payables	12	9
Retirement benefit obligation	124	111
Liability in the balance sheet	136	120